Stock Options (Details) - Schedule of Fair Value of Stock Options - Black-Schole option pricing model [Member]	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.89%	3.89%
Expected life (in years)	5 years 1 month 9 days	5 years 1 month 17 days
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	150.79%	113.00%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	161.87%	118.00%